Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2018 MMBTU
Swap
Derivative [Line Items]
Commodity volumes, Gas	2,366,386
Options
Derivative [Line Items]
Commodity volumes, Gas	300,000
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas	6,560,000